Subsequent Events - Additional Information (Detail) - Subsequent Event ¥ in Billions	Oct. 01, 2016 JPY (¥) shares
MHAM
Subsequent Event [Line Items]
Interests exchanged	30.00%
DIAM
Subsequent Event [Line Items]
Fair value of MHFG's equity interests in DIAM held before the business combination	¥ 72
Common shares of MHAM | shares	1,038,408
Fair value of total consideration transferred	¥ 29
Remeasuresment gain recognized	¥ 56
Asset Management One
Subsequent Event [Line Items]
Percentage of shareholding ratio based on voting rights	51.00%
Percentage of shareholding ratio based on economic interests	70.00%